Fair Value Disclosures - Change in Balance Sheet Carrying Value of Level 3 Financial Assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	$ 0.9
Purchases	7.7
Sales	(0.1)
Transfers out	(7.8)
Balance, end of period	0.7
Asset-backed | Fixed maturity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	0.0
Purchases	7.7
Sales	0.0
Transfers out	(7.0)
Balance, end of period	0.7
U.S. corporate | Fixed maturity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	0.9
Purchases	0.0
Sales	(0.1)
Transfers out	(0.8)
Balance, end of period	$ 0.0